Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs
Wages and salaries	€ 2,427	€ 2,311	€ 2,182
Social security contributions	497	465	455
Cost related to employee benefit plans	156	174	165
Other costs	196	194	204
Payroll and related costs gross	3,276	3,144	3,006
Capitalized direct costs associated with self-constructed assets - tangible assets	(131)	(120)	(111)
Capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(9)	(7)
Payroll and related costs	€ 3,136	€ 3,015	€ 2,888